Financial Instruments and Fair Value Measuremnts - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	$ 10,395	$ 14,741
Interest rate swaps, liabilities	58,622	73,826
Total derivatives assets	10,395	14,741
Total derivatives liabilities	58,622	73,826
Financial instruments - current assets
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	0	0
Financial instruments - non current assets
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	10,395	14,741
Financial instruments - current liabilities
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, liabilities	41,592	47,740
Financial instruments - non current liabilities
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, liabilities	$ 17,030	$ 26,086